Other current assets (Tables)	12 Months Ended
Dec. 31, 2015
Other current assets
Schedule of other current assets

	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Input value-added tax recoverable	434,209	327,304
Value-added tax refund from export sales	150,911	8,500
Prepaid input VAT & customs duty for import machinery and materials	21,700	9,508
Prepaid expenses	12,184	11,390
Foreign exchange forward contract instruments	5,540	960
Deposit receivable	49,303	50,618
Current portion of land use rights	10,063	10,063
Others	29,853	30,217

	713,763	448,560